Net Employee Defined Benefit Liabilities (Details) - Schedule of amount, timing and uncertainty of future cash flows $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
The change as a result of:
1% salary increase	$ (216)
1% salary decrease	173
The change as a result of:
1% increase in discount rate	193
1% decrease in discount rate	$ (238)